                                                                                                November 5, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       BNY Mellon Funds Trust

                        File No.  811-09903

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (212) 922-8023.

                                                                                                Cordially yours,

                                                                                                /s/ Zachary R. Barker

                                                                                                Zachary R. Barker

                                                                                                Paralegal

ZB/

Enclosures